Segment Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information

	Six-month period ended
	September 30, 2023 (Unaudited)	September 30, 2022 (Unaudited)
Net Sales
Sale of nervonic acid-based health supplements	$586,385	$749,216

Technical supporting services	994,104	—

Total	$1,580,489	$749,216

Cost of Sales
Sale of nervonic acid-based health supplements	$95,840	$116,987

Technical supporting services	229,686	—

Total	$325,526	$116,987

Gross Profit
Sale of nervonic acid-based health supplements	$490,545	$632,229

Technical supporting services	764,418	—

Total	$1,254,963	$632,229

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,489,053	$144,683	$1,344,370
Technical supporting services	173,547	—	173,547
Total	$1,662,600	$144,683	$1,517,917

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,799,074	$158,563	$1,640,511
Technical supporting services	529,452	261,710	267,742
Sales of Acer truncatum seedlings	—	426,695	(426,695)
Total	$2,328,526	$846,968	$1,481,558

For the year ended March 31, 2021

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,373,412	$163,962	$1,209,450
Technical supporting services	56,356	—	56,356
Sales of Acer truncatum seedlings	205,652	118,000	87,652
Total	$1,635,420	$281,962	$1,353,458